Financial risk management (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Financial risk management [Line Items]
Closing foreign exchange rate | Pure	694.77	614.75
Percentage of Financial Liabilities Maturing in Next 12 Months	5.00%
Undrawn borrowing facilities	$ 481,000,000
Finance income (cost)	0.06
Derivatives [member]
Financial risk management [Line Items]
Financial assets, at fair value	3,900,000	$ 5,000,000
Adjustments for unrealised foreign exchange losses (gains)	$ 400,000,000